CONSOLIDATED BALANCE SHEETS (Parenthetical)	Jun. 30, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEETS
Common shares, Issued	171,443,385	171,443,385
Treasury shares, held in trust	273,980	273,980